EARNINGS (LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Ratio applied for equity awards due to separation	1
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders | ¥		¥ (318,052)	¥ 245,451	¥ 165,420
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding		89,842,465	89,399,642	89,399,642
Weighted average number of vested restricted shares			115,511
Denominator for basic net income per Class A and Class B ordinary share		89,842,465	89,515,153	89,399,642
Dilutive effect of share options and unvested restricted shares			30,557
Denominator for diluted net income per Class A and Class B ordinary share		89,842,465	89,545,710	89,399,642
Earnings (loss) per share for Class A and Class B ordinary shares
Basic | ¥ / shares		¥ (3.54)	¥ 2.74	¥ 1.85
Diluted | ¥ / shares		¥ (3.54)	¥ 2.74	¥ 1.85
Warrants
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share		4,662,411	4,662,411
Stock Option
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share		11,217,546	7,227,971
Unvested restricted shares
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share		310,475